Condensed Consolidated Statements Of Changes In Stockholders' Equity (Deficit) - USD ($)	Total	GOOD WORKS ACQUISITION CORP.	As Previously Reported	Common Stock	Common Stock GOOD WORKS ACQUISITION CORP.	Common Stock As Previously Reported	Common Stock Retroactive Application of Recapitalization	Subscription Receivable	Subscription Receivable As Previously Reported	Additional Paid-in Capital	Additional Paid-in Capital GOOD WORKS ACQUISITION CORP.	Additional Paid-in Capital As Previously Reported	Additional Paid-in Capital Retroactive Application of Recapitalization	Accumulated Deficit	Accumulated Deficit GOOD WORKS ACQUISITION CORP.	Accumulated Deficit As Previously Reported
Balance at Jun. 23, 2020
Balance (in Shares) at Jun. 23, 2020					0
Net loss		(107,031)
Issuance of common stock to founders		$ 25,000			$ 4,313						20,687
Issuance of common stock to founders (in Shares)		750,000			4,312,500
Sale of 1,355,000 to anchor investors					$ 1,355						(1,355)
Sale of 1,355,000 to anchor investors (in Shares)					1,355,000
Forfeiture of 1,355,000 by initial stockholders					$ (1,355)						1,355
Forfeiture of 1,355,000 by initial stockholders (in Shares)					(1,355,000)
Sale of 562,500 to GW Sponsor 2, LLC		163,125			$ 563						162,562				0
Sale of 562,500 to GW Sponsor 2, LLC (in Shares)					562,500
Forfeiture of 562,500 by initial stockholders					$ (563)						563
Forfeiture of 562,500 by initial stockholders (in Shares)					(562,500)
Sale of 228,000 Private Units on October 22, 2020		2,280,000			$ 228						2,279,772
Sale of 228,000 Private Units on October 22, 2020 (in Shares)					228,000
Fair value of derivative warrant liabilities issued in private placement (Restated)		(142,353)									(142,353)
Forfeiture of 62,500 by initial stockholders					$ (63)						63
Forfeiture of 62,500 by initial stockholders (in Shares)					(62,500)
Accretion to common stock subject to possible redemption amount (Restated)		(870,122)									(870,122)
Net loss (Restated)		(107,031)													(107,031)
Balance at Dec. 31, 2020		1,348,619			$ 4,478						1,451,172				(107,031)
Balance (in Shares) at Dec. 31, 2020					4,478,000
Net loss		(1,015,511)													(1,015,511)
Balance at Mar. 31, 2021		333,108			$ 4,478						1,451,172				(1,122,542)
Balance (in Shares) at Mar. 31, 2021					4,478,000
Balance at Dec. 31, 2020		1,348,619			$ 4,478						1,451,172				(107,031)
Balance (in Shares) at Dec. 31, 2020					4,478,000
Net loss		$ (2,058,982)
Issuance of common stock to founders (in Shares)		750,000
Balance at Jun. 30, 2021	(664,244)	$ (710,363)	$ (664,244)	$ 200,000	$ 4,478	$ 1	$ 199,999			$ (199,995)	1,451,172	$ 4	$ (199,999)	$ (664,249)	(2,166,013)	$ (664,249)
Balance (in Shares) at Jun. 30, 2021				200,000,000	4,478,000	500	199,999,500
Balance at Jan. 06, 2021
Balance (in Shares) at Jan. 06, 2021				0
Subscription receivable				$ 1				(5)		4
Subscription receivable (in Shares)				500
Net loss	(3,480)													(3,480)
Balance at Jan. 31, 2021	(3,480)		(3,480)	$ 200,000		$ 1	$ 199,999	(5)	$ (5)	(199,995)		4	(199,999)	(3,480)		(3,480)
Balance (in Shares) at Jan. 31, 2021				200,000,000		500	199,999,500
Cash received for common stock subscribed	5							5
Net loss	(817,104)													(817,104)
Balance at Jul. 31, 2021	(820,579)					$ 1				4				(820,584)
Balance (in Shares) at Jul. 31, 2021						500
Balance at Jan. 31, 2021	(3,480)		(3,480)	$ 200,000		$ 1	$ 199,999	(5)	$ (5)	(199,995)		4	(199,999)	(3,480)		(3,480)
Balance (in Shares) at Jan. 31, 2021				200,000,000		500	199,999,500
Cash received for common stock subscribed	5							5
Business Combination, net of redemptions and equity issuance costs of $41.0 million, Shares				46,381,119
Business Combination, net of redemptions and equity issuance costs of $41.0 million	383,064,147			$ 46,381				(1,690,351)		384,708,117
Net loss	(3,081,952)													(3,081,952)
Balance at Sep. 30, 2021	379,978,720			$ 246,381				(1,690,351)		384,508,122				(3,085,432)
Balance (in Shares) at Sep. 30, 2021				246,381,119
Balance at Mar. 31, 2021		333,108			$ 4,478						1,451,172				(1,122,542)
Balance (in Shares) at Mar. 31, 2021					4,478,000
Net loss		(1,043,471)													(1,043,471)
Balance at Jun. 30, 2021	(664,244)	$ (710,363)	$ (664,244)	$ 200,000	$ 4,478	$ 1	$ 199,999			(199,995)	$ 1,451,172	$ 4	$ (199,999)	(664,249)	$ (2,166,013)	$ (664,249)
Balance (in Shares) at Jun. 30, 2021				200,000,000	4,478,000	500	199,999,500
Business Combination, net of redemptions and equity issuance costs of $41.0 million, Shares				46,381,119
Business Combination, net of redemptions and equity issuance costs of $41.0 million	383,064,147			$ 46,381				(1,690,351)		384,708,117
Net loss	(2,421,183)													(2,421,183)
Balance at Sep. 30, 2021	$ 379,978,720			$ 246,381				$ (1,690,351)		$ 384,508,122				$ (3,085,432)
Balance (in Shares) at Sep. 30, 2021				246,381,119